Income Taxes - Deferred Tax Assets And Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Losses carried forward	$ 13,197	$ 0
Total deferred tax assets	13,197	0
Less: valuation allowance	(13,197)	0
Total deferred tax assets, net	$ 0	$ 0